UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2013

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
7/31/12 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (138.1%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.1%)

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.8s, 5/1/34	BBB	$750,000	$838,568

			838,568
Arizona (3.4%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29	BB-/P	3,025,000	3,141,613

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26	BBB+/P	395,000	395,698

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,500,000	1,584,015

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,273,134

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,400,000	2,869,511

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	1,000,000	1,097,770

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	800,000	850,824
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,550,000	1,494,571

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	500,000	548,410

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/31	Aa1	3,000,000	3,615,000

Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28	AA/P	500,000	504,770

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa1	1,000,000	1,165,360

			19,540,676
California (24.2%)

ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC, zero %, 8/1/20	Aa3	1,500,000	1,151,940

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area), Ser. F-1, 5s, 4/1/39	AA	2,500,000	2,755,700

Burbank, Unified School Dist. G.O. Bonds (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-	1,000,000	659,660

CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 5s, 3/1/42	A3	2,000,000	2,076,060
(U. of the Pacific), 5s, 11/1/21	A2	1,500,000	1,639,650
(Loyola-Marymount U.), NATL, zero %, 10/1/21	A2	1,300,000	948,571

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	Baa2	5,000,000	4,688,750
Ser. K, 4 5/8s, 8/1/26	Baa2	2,500,000	2,426,025

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa2	1,800,000	1,859,544

CA Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A	3,500,000	3,793,090
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,703,350

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	850,000	924,146

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	BBB+	1,000,000	1,035,420

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	12,000,000	15,087,360
5 1/2s, 3/1/40	A1	7,450,000	8,578,526
5s, 4/1/42	A1	4,000,000	4,381,520
5s, 10/1/29	A1	4,000,000	4,446,560

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	1,000,000	1,215,870
Ser. A-1, 6s, 3/1/35	A2	1,600,000	1,891,040
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2	1,575,000	1,673,248
(Capital Projects), Ser. A, 5s, 4/1/29	A2	2,000,000	2,216,340

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	5,250,000	5,253,727

CA Statewide Cmnty. Dev. Auth. Rev. Bonds

(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	2,000,000	2,175,500

(Sutter Hlth.), Ser. A, 5s, 11/15/43	Aa3	2,485,000	2,597,966

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P	775,000	768,707

Chula Vista COP, NATL, 5s, 8/1/32	A1	4,000,000	4,045,240

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	Aa3	1,915,000	2,121,705

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	2,250,000	2,604,352

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, zero %, 1/1/28 (Escrowed to maturity)	Aaa	13,000,000	8,770,580

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. 03 A-1, 6 1/4s, 6/1/33 (Prerefunded 6/1/13)	Aaa	555,000	582,423
Ser. A-1, 5s, 6/1/33	B3	1,050,000	843,980
Ser. S-B, zero %, 6/1/47	CCC+	6,000,000	358,020

Los Angeles, Dept. Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. D, 5s, 5/15/40	AA	3,500,000	3,912,965

M-S-R Energy Auth. Rev. Bonds, Ser. B, 6 1/2s, 11/1/39	A-	3,000,000	3,791,940

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	6,000,000	7,189,680

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	900,000	904,860

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	A+	1,990,000	1,391,169

Rocklin, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/27	Aa2	2,000,000	1,093,080

Sacramento Cnty., Arpt. Syst. Rev. Bonds, 5s, 7/1/40	A2	1,350,000	1,496,718

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 97-01
5s, 9/1/20	BB+/P	1,195,000	1,214,740
5s, 9/1/29	BB+/P	1,180,000	1,183,185
5s, 9/1/18	BB+/P	1,030,000	1,051,135

San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, NATL, 6 1/2s, 8/1/17	Baa2	3,795,000	4,127,632

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5s, 7/1/40	A2	3,750,000	4,095,037

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C
zero %, 7/1/40	Aa2	5,000,000	1,219,400
zero %, 7/1/38	Aa2	5,000,000	1,373,250

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, 5s, 5/1/28	A1	575,000	679,512

San Juan, Unified School Dist. G.O. Bonds, AGM, zero %, 8/1/19	Aa2	1,000,000	836,430

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	540,000	540,832

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 7/8s, 1/1/29	A+	1,585,000	1,895,881

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	4,000,000	4,372,200

			138,644,216
Colorado (2.1%)

CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	325,000	340,678
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	1,650,000	1,787,099
(Evangelical Lutheran), 5s, 6/1/29	A3	850,000	897,762

CO Hsg. & Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-3, Class III, 5 1/4s, 5/1/33	A2	1,490,000	1,542,448

CO Springs, Hosp. Rev. Bonds, 6 3/8s, 12/15/30	A3	3,280,000	3,286,985

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. C1, NATL, 5 1/2s, 9/1/24	Baa2	1,250,000	1,361,950

Lower CO River Auth. Rev. Bonds
5 3/4s, 5/15/37	A	2,350,000	2,582,768
U.S. Govt. Coll., 5 3/4s, 5/15/37 (Prerefunded 5/15/15)	A1	50,000	57,396

			11,857,086
Delaware (0.5%)

DE St. Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,100,000	1,222,760

DE State Hsg. Auth. Rev. Bonds (Single Family Mtge.), Ser. B, zero %, 1/1/40	A3	8,725,000	1,627,561

			2,850,321
District of Columbia (1.9%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	A3	3,000,000	3,556,320

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/34	A+	1,000,000	1,148,270

DC Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, FGIC, NATL, 5s, 10/1/28 (Prerefunded 10/1/13)	AA	3,000,000	3,165,480

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(First Sr. Lien), Ser. A, 5s, 10/1/39	A2	2,000,000	2,197,780
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	919,635

			10,987,485
Florida (4.9%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	3,000,000	3,711,330

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB	2,500,000	2,501,475

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	1,000,000	1,188,190

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2	1,700,000	1,881,832

Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s, 6/1/46	A-	4,200,000	4,416,552

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	340,000	353,083

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,500,000	2,808,600

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/40	Aa3	1,500,000	1,649,520

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.)
Ser. A, 6.8s, 11/15/31	Baa2	550,000	555,440
5 3/8s, 11/15/28	BBB-/F	990,000	991,723

Miami-Dade Cnty., Aviation Rev. Bonds (Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	3,000,000	3,391,620

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A	1,000,000	1,092,010

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	1,000,000	1,094,480

South Bay, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. B-1, 5 1/8s, 11/1/12 (In default)(NON)	D/P	2,025,000	668,250

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3	1,500,000	1,592,700

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	CCC/P	445,000	396,099

			28,292,904
Georgia (3.3%)

Atlanta, Arpt. Rev. Bonds
Ser. C, 5 7/8s, 1/1/24	A1	500,000	638,620
(Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	A1	1,250,000	1,393,875

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	4,500,000	5,488,245

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	1,350,000	1,509,584

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care), Ser. B, 5 1/4s, 2/15/45	A+	7,500,000	8,201,400

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	1,400,000	1,484,546

			18,716,270
Hawaii (—%)

HI State Hsg. Fin. & Dev. Corp. Rev. Bonds, Ser. A, FNMA Coll., 5 3/4s, 7/1/30	Aaa	15,000	15,005

			15,005
Illinois (7.2%)

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A
5 3/4s, 1/1/39	A2	4,000,000	4,711,320
5 5/8s, 1/1/35	A2	1,000,000	1,177,560

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A, NATL, zero %, 1/1/24	Aa2	1,600,000	1,042,448

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	2,500,000	3,005,025
(IL Rush U. Med. Ctr.), Ser. D, 6 5/8s, 11/1/39	A2	1,490,000	1,806,342
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,425,000	1,727,542
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	3,000,000	3,203,400
(Alexian), Ser. A, AGM, 5 1/4s, 1/1/22	Aa3	3,775,000	4,260,880

IL State G.O. Bonds
5s, 3/1/34	A+	750,000	821,670
5s, 8/1/21	A+	750,000	861,743

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	799,596

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds (No. 073 Hawthorn), NATL, FGIC
zero %, 12/1/21	AA+	1,805,000	1,298,770
zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	121,104
zero %, 12/1/20	AA+	1,495,000	1,129,951
zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	134,064

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/30	AAA	18,500,000	8,184,400

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	4,150,000	4,859,609

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A, NATL
zero %, 4/1/25	A2	1,870,000	1,039,757
zero %, 4/1/21	A2	1,880,000	1,308,292

			41,493,473
Indiana (2.8%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A2	180,000	207,031

IN State Fin. Auth. Rev. Bonds
(U.S. Steel Corp.), 6s, 12/1/26	BB	500,000	522,470
(BHI Sr. Living), 5 3/4s, 11/15/41	A-/F	1,000,000	1,106,720
(Duke Energy Ind.), Ser. C, 4.95s, 10/1/40	A2	4,000,000	4,319,680

IN State Fin. Auth. VRDN, Ser. A-2, 0.17s, 2/1/37	VMIG1	5,250,000	5,250,000

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	1,375,000	1,573,028
NATL, 5.6s, 11/1/16	Baa2	1,550,000	1,758,351

U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGO, 5 3/4s, 10/1/28	Aa3	1,000,000	1,181,640

			15,918,920
Kentucky (0.1%)

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	290,000	315,297

			315,297
Maine (0.3%)

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	B2	1,950,000	1,919,483

			1,919,483
Maryland (0.2%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	650,000	801,678

MD State Indl. Dev. Fin. Auth. Rev. Bonds (Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F	500,000	535,515

			1,337,193
Massachusetts (6.4%)

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A	2,500,000	2,756,575

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	575,000	707,089
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P	960,369	863,074
(Carleton-Willard Village), 5 5/8s, 12/1/30	A-	750,000	817,755
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	51,190	35,571
(Berklee College of Music), 5 1/4s, 10/1/41	A2	2,000,000	2,225,760
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	4,000,000	4,259,520
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	254,614	3,399

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), 5s, 2/1/36	A-	1,000,000	1,029,140

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton 1), Ser. 1, 5 3/4s, 12/1/42	A-	1,500,000	1,813,200

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments, Inc.), Ser. A, U.S. Govt. Coll., 9s, 12/15/15 (Prerefunded 12/15/12)	AAA/P	1,485,000	1,555,226
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	1,500,000	1,533,210
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	465,692	466
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	1,175,000	1,319,149
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,671,450
(Springfield College), 5 5/8s, 10/15/40	Baa1	550,000	595,738
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	A3	700,000	791,000
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	3,250,000	3,634,930

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, 5.35s, 12/1/42	Aa3	1,500,000	1,603,650

MA State Port Auth. Rev. Bonds, U.S. Govt. Coll., 13s, 7/1/13 (Prerefunded 9/4/12)	Aaa	600,000	669,336

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	2,855,000	3,138,587

Metro. Boston Trans. Pkg. Corp. Rev. Bonds

5s, 7/1/41	A1	2,600,000	2,854,514

(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	2,500,000	2,848,800

			36,727,139
Michigan (6.8%)

Detroit, G.O. Bonds
Ser. A-1, AMBAC, 5 1/4s, 4/1/24	B	1,435,000	1,305,104
(Cap. Impt.), Ser. A-1, 5s, 4/1/15	B	1,300,000	1,241,968

Detroit, Rev. Bonds, Ser. A, NATL, FGIC, 5s, 7/1/30	A+	4,505,000	4,508,424

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6s, 5/1/29	Aa2	1,000,000	1,240,390

Detroit, Wtr. & Swr. Dept. Rev. Bonds, Ser. A, 5s, 7/1/32	A+	1,200,000	1,259,256

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,425,000	1,663,659

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1	500,000	582,950

King Cnty., Wtr & Swr. Rev. Bonds, 5s, 1/1/45	AA+	4,000,000	4,484,760

MI Fin. Auth. Rev. Bonds
(Revolving Fund-Clean Water), 5s, 10/1/31	AAA	1,500,000	1,806,225
(Unemployment Oblig.), Ser. B, 5s, 7/1/22	Aaa	1,000,000	1,151,380

MI Higher Ed. Fac. Auth. Rev. Bonds (Kalamazoo College), 5 1/2s, 12/1/18 (Prerefunded 12/1/12)	A1	500,000	508,730

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/27	A2	1,900,000	2,118,728

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,500,000	2,898,650
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A1	2,000,000	2,247,320
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	4,500,000	4,759,065
(Sparrow Hosp.), 5s, 11/15/31	A1	1,350,000	1,435,442

MI State Strategic Fund Ltd. Mandatory Put Bonds (6/2/14) (Dow Chemical), Ser. A-1, 6 3/4s,12/1/28	BBB	100,000	109,614

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	2,102,975

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	B-	575,000	482,442

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	BBB	750,000	793,868

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2	2,000,000	2,272,700

			38,973,650
Minnesota (1.0%)

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	995,000	1,059,237

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	3,500,000	3,677,485

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	Ba1	1,150,000	1,200,232

			5,936,954
Mississippi (2.0%)

Jackson Cnty., VRDN (Chevron USA, Inc.), 0.16s, 6/1/23	P-1	1,500,000	1,500,000

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.)
5.9s, 5/1/22	BBB	3,000,000	3,004,710
5 7/8s, 4/1/22	BBB	2,330,000	2,335,312

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	2,250,000	2,441,228

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	2,000,000	2,278,900

			11,560,150
Missouri (0.1%)

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. B, 0.17s, 9/1/30	VMIG1	850,000	850,000

			850,000
Montana (0.3%)

MT Fac. Fin. Auth. VRDN (Sisters of Charity of Leavenworth), Ser. A, 0.17s, 12/1/25	VMIG1	1,750,000	1,750,000

			1,750,000
Nebraska (0.8%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	B2	3,000,000	3,315,240

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	A-/F	925,000	1,030,589

			4,345,829
Nevada (8.2%)

Clark Cnty., Ltd. Tax Bond, 5s, 6/1/33(T)	AA+	32,290,000	35,315,702

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, NATL, FGIC, 5 1/8s, 7/1/26	A1	5,105,000	5,453,263

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Summerlin No. 151), 5s, 8/1/25	BB-/P	2,060,000	1,628,389

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	Baa1	3,000,000	3,075,450

Henderson G.O. Bonds (Ltd. Tax -Swr.), NATL, FGIC, 5s, 6/1/29	Aa2	1,000,000	1,065,990

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5s, 9/1/25	BB+/P	600,000	595,998

			47,134,792
New Hampshire (1.4%)

NH Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.17s, 7/1/33	VMIG1	8,190,000	8,190,000

			8,190,000
New Jersey (7.0%)

NJ Econ. Dev. Auth. Rev. Bonds
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31	BB/P	1,000,000	999,880
(Cigarette Tax), 5 3/4s, 6/15/29 (Prerefunded 6/15/14)	Aaa	5,000,000	5,507,850
5s, 6/15/26	Baa1	500,000	557,240

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A2	3,900,000	4,298,853
Ser. B, 5.6s, 11/1/34	A2	500,000	552,795

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,750,000	3,226,025
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa3	2,500,000	2,688,700
(Holy Name Hosp.), 5s, 7/1/36	Baa2	5,000,000	5,097,500

NJ State Edl. Fac. Auth. Rev. Bonds
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,500,000	1,606,065
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/37	Baa1	1,000,000	1,061,610
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa1	500,000	539,855

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. 1A, 5s, 12/1/22	Aa2	2,500,000	2,788,100

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, zero %, 12/15/30	A1	13,000,000	5,972,460

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 4 3/4s, 6/1/34	B2	3,000,000	2,418,840

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	2,300,000	2,569,330

			39,885,103
New York (10.1%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	320,000	339,584

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	A2	2,000,000	2,242,680
5s, 11/15/29(FWC)	A2	3,000,000	3,504,240

NY City, G.O. Bonds, Ser. F, 5s, 8/1/30	Aa2	3,320,000	3,925,269

NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	2,100,000	2,099,937

NY City, Indl. Dev. Agcy. Special Fac. FRB (American Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25 (In default)(NON)	D/P	2,000,000	2,133,520

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	700,000	691,334

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. bonds
5s, 6/15/31(T)	AA+	10,000,000	11,800,174
Ser. GG, 5s, 6/15/43	AA+	2,000,000	2,269,320

NY City, Transitional Fin. Auth. Rev. Bonds (Future Tax), Ser. D-1, 5s, 11/1/32	AAA	3,000,000	3,550,260

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,500,000	1,506,090

NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, 5s, 7/1/35	Aa2	1,000,000	1,146,090

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	2,300,000	2,512,727

NY State Dorm. Auth.Ser. C Rev bonds 5s, 3/15/31(T)	AAA	5,000,000	5,874,570

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	6,000,000	6,015,060

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term. - 6), NATL, 5.9s, 12/1/17	BBB	6,000,000	6,012,600

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.), 6 5/8s, 10/1/35	BB-	670,000	677,819

Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer Polytechnic), Ser. A, 5 1/8s, 9/1/40	A3	1,385,000	1,534,940

			57,836,214
North Carolina (1.3%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24	A-	1,000,000	1,246,930

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F	805,000	871,855
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,000,000	1,052,950

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2	800,000	889,704

U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 1/2s, 10/1/34	A3	3,000,000	3,368,910

			7,430,349
North Dakota (0.5%)

ND State Hsg. Fin. Agcy. Rev. Bonds (Hsg. Fin.), Ser. B, 4.8s, 7/1/37	Aa1	2,580,000	2,617,978

			2,617,978
Ohio (7.1%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds
(Prairie State Energy Campus), Ser. A, 5 1/4s, 2/15/43	A1	1,000,000	1,098,940
(Prairie Street Energy Campus), Ser. A, 5 1/4s, 2/15/33	Aa3	5,000,000	5,615,650

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	9,000,000	7,319,880
5 1/8s, 6/1/24	B3	2,050,000	1,719,233

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/29	A-	500,000	558,830

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	2,500,000	2,567,475

Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev. Bonds (Hickory Chase), 7s, 12/1/38 (In default)(NON)	D/P	644,000	377,957

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	Baa1	3,100,000	3,367,096

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1	2,000,000	2,290,780

OH State Higher Edl. Fac. Comnty. Rev. Bonds

(Kenyon College), 5s, 7/1/44	A1	5,000,000	5,381,700

(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A2	3,000,000	3,464,760

OH State Higher Edl. Fac. Comnty. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.16s, 1/1/43	VMIG1	1,300,000	1,300,000

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2	4,660,000	5,134,947

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	625,000	651,644

			40,848,892
Oregon (0.9%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.2s, 6/1/31	A1	2,200,000	2,406,426

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BB/P	1,040,000	1,093,238

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	1,250,000	1,464,788

			4,964,452
Pennsylvania (4.6%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	B-	1,500,000	1,224,915

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB	1,000,000	1,113,320

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A
5.4s, 1/1/15	BB/P	1,060,000	1,076,038
5.3s, 1/1/14	BB/P	710,000	720,899

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes), Ser. A, 5s, 1/1/17	BBB+	1,320,000	1,399,332

Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. D, 5s, 1/1/40	A3	1,200,000	1,308,396

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB	725,000	781,014

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	1,000,000	1,079,750

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,109,560

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/40	A3	1,250,000	1,331,688

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5s, 11/1/32	A1	1,000,000	1,104,560

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5 3/8s, 5/1/42	BBB-	500,000	525,305
(Widener U.), 5 3/8s, 7/15/29	BBB+	750,000	777,525
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	3,000,000	3,297,150
(Philadelphia U.), 5s, 6/1/30	Baa2	2,250,000	2,341,755
(Philadelphia U.), 5s, 6/1/22	Baa2	860,000	921,542

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. C, zero %, 12/1/39	AA	5,000,000	1,477,950

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+	2,750,000	3,118,775

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13 (In default)(NON)	D/P	1,462,206	146

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	Aa3	1,225,000	1,331,685

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	550,000	583,314

			26,624,619
Puerto Rico (5.6%)

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	Baa1	5,000,000	5,839,200
Ser. B, 6s, 7/1/39	Baa1	5,000,000	5,484,550
Ser. C, 6s, 7/1/39	Baa1	2,500,000	2,742,275

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	Baa2	1,125,000	1,202,659

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX, 5 1/4s, 7/1/40	Baa1	3,000,000	3,123,930

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA-2, 5.3s, 7/1/35	A3	875,000	921,121

Cmnwlth. of PR, Pub. Bldg. Auth. Mandatory Put Bonds (7/1/17) (Govt. Fac.), Ser. M-2, 5 3/4s, 7/1/34	Baa1	1,750,000	1,947,050

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, zero %, 8/1/30	A+	27,000,000	10,890,180

			32,150,965
Rhode Island (—%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/4s, 6/1/42	Ba1	200,000	204,912

			204,912
South Carolina (0.9%)

SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32 (Prerefunded 8/15/12)	AA+	2,000,000	2,004,220

SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	2,445,000	2,581,015
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)	Baa1	305,000	321,967

			4,907,202
South Dakota (0.4%)

SD Edl. Enhancement Funding Corp. SD Tobacco Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	A3	2,450,000	2,542,733

			2,542,733
Tennessee (0.7%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	3,450,000	3,992,340

			3,992,340
Texas (15.1%)

Abilene, Hlth. Fac. Dev. Corp. Retirement Fac. Rev. Bonds (Sears Methodist Retirement), 6s, 11/15/29	B+/P	814,000	614,212

Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 4.85s, 4/1/21	Baa1	3,250,000	3,504,865

Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	400,000	443,620

Brazos River, Auth. Poll. Control Rev. Bonds (TXU Energy Co., LLC), 5s, 3/1/41	Ca	500,000	46,545

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/18) (Dow Chemical), 5.9s, 5/1/38	BBB	2,850,000	3,160,736

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	4,000,000	4,301,400

Dallas, Area Rapid Transit Rev. Bonds Sr. Lien, 5s, 12/1/33(T)	AA+	30,000,000	33,767,586

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas Med. Ctr.), Ser. B-1, 0.17s, 9/1/31	VMIG1	8,370,000	8,370,000

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA	1,500,000	1,736,385

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3	1,750,000	1,886,937

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	1,500,000	1,573,680

North TX Thruway Auth. Rev. Bonds

Ser. D, AGO, zero %, 1/1/28	Aa3	7,800,000	4,166,760

Rev. Bonds, Ser. B, zero %, 9/1/43	AA	2,000,000	318,500

North TX, Tollway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,300,000	1,534,675
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	2,000,000	2,192,140

North TX, Tollway Auth. stepped-coupon Rev. Bonds, zero %, (6.5s, 1/1/15) 2043(STP)	A2	4,000,000	4,245,840

Sam Rayburn, Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	2,350,000	2,361,468

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,100,000	1,147,795

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5s, 12/15/15	A-	3,000,000	3,215,550

TX State Tpk. Auth. Rev. Bonds (Central Texas Tpk. Syst.), Ser. A, AMBAC, 5 1/2s, 8/15/39	Baa1	8,000,000	8,007,680

			86,596,374
Utah (0.3%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P	1,700,000	1,705,219

			1,705,219
Virginia (0.6%)

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist), Ser. A, 6.7s, 6/1/27	BB+/P	735,000	734,890

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	2,100,000	2,611,202

			3,346,092
Washington (2.4%)

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	6,014,379

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	Baa1	900,000	936,252
6 1/2s, 6/1/26	A3	4,695,000	4,895,664

WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa2	2,000,000	2,147,560

			13,993,855
West Virginia (0.8%)

Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds (Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	BBB	3,450,000	3,634,265

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B/P	935,000	976,486

			4,610,751
Wisconsin (0.9%)

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,500,000	3,176,725

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,500,000	1,787,055

			4,963,780
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1	2,000,000	2,280,740

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds
Ser. A, 5 1/2s, 1/1/33	A2	950,000	1,054,757
(Pwr. Supply), Ser. A, 5 1/2s, 1/1/28	A2	1,000,000	1,128,780

			4,464,277
TOTAL INVESTMENTS

Total investments (cost $717,838,727)(b)			$791,881,518

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2012 through July 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $573,398,777.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $717,897,884, resulting in gross unrealized appreciation and depreciation of $80,941,246 and $6,957,612, respectively, or net unrealized appreciation of $73,983,634.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $51,429,948 to cover certain derivatives contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	25.4%
	Utilities	24.2
	Transportation	16.5
	State Government	13.9
	Local Government	12.2
	Education	11.4
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $92,772,411 were held by the TOB trust and served as collateral for $41,342,462 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $19,266 for these investments based on an average interest rate of 0.18%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$791,881,518	$—

Totals by level	$—	$791,881,518	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 28, 2012